Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan
We recognized the following stock compensation expense:

	Year Ended December 31,
(in Millions)	2018	2017	2016
Stock option expense, net of taxes of $1.3, $2.4 and $2.6 (1)	$4.9	$4.5	$4.4
Restricted stock expense, net of taxes of $2.3, $3.5 and $3.8 (2)	8.4	6.4	6.5
Performance based expense, net of taxes of $1.2, $1.5 and $1.1	4.4	2.8	1.8
Total stock compensation expense, net of taxes of $4.8, $7.4 and $7.5 (3)	$17.7	$13.7	$12.7
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(1)	We applied an estimated forfeiture rate of 4.0% per stock option grant in the calculation of the expense.

(2)	We applied an estimated forfeiture rate of 2.0% of outstanding grants in the calculation of the expense.
(3)
This expense is classified as "Selling, general and administrative expenses" in our consolidated statements of income (loss). Total stock compensation expense, net of tax, not included in the above table of $4.0 million, $4.4 million, and zero for the years ended December 31, 2018, 2017 and 2016, respectively, is included in "Discontinued operations, net of income taxes" in the consolidated statements of income (loss).

Black Scholes Valuation Assumptions for Stock Option Grants
Black Scholes valuation assumptions for stock option grants:

	2018	2017	2016
Expected dividend yield	0.77%	1.15%	1.77%
Expected volatility	26.85%	27.04%	26.57%
Expected life (in years)	6.5	6.5	6.5
Risk-free interest rate	2.79%	2.10%	1.39%

Summary of Stock Option Activity
The following summary shows stock option activity for employees under the Plan for the three years ended December 31, 2018:

(Shares in Thousands)	Number of Options Granted But Not Exercised	Weighted-Average Remaining Contractual Life	Weighted-Average Exercise Price Per Share	Aggregate Intrinsic Value (in Millions)
December 31, 2015 (1,200 shares exercisable and 832 shares expected to vest or be exercised)	2,071	5.6 years	$47.52	$8.7
Granted	933		37.39
Exercised	(171)		25.59	3.5
Forfeited	(84)		51.17
December 31, 2016 (1,292 shares exercisable and 1,373 shares expected to vest or be exercised)	2,749	6.1 years	$45.34	$37.6
Granted	370		57.63
Exercised	(590)		39.93	20.1
Forfeited	(94)		49.10
December 31, 2017 (920 shares exercisable and 1,452 shares expected to vest or be exercised)	2,435	6.3 years	$48.37	$112.7
Granted	250		85.19
Exercised	(260)		41.80	11.7
Forfeited	(61)		52.51
December 31, 2018 (1,044 shares exercisable and 1,287 shares expected to vest or be exercised)	2,364	6.0 years	$52.87	$52.5

Summary of Restricted Award Activity
The following table shows our employee restricted award activity for the three years ended December 31, 2018:

	Restricted Equity		Performance Based Equity
(Number of Awards in Thousands)	Number of awards	Weighted-Average Grant Date Fair Value Per Share	Number of awards	Weighted-Average Grant Date Fair Value Per Share
Nonvested at December 31, 2015	376	$57.36	32	$81.06
Granted	271	37.44	126	41.66
Vested	(120)	56.12	—	—
Forfeited	(31)	52.67	—	—
Nonvested at December 31, 2016	496	$48.56	158	$49.55
Granted	121	57.66	105	66.93
Vested	(98)	64.75	—	—
Forfeited	(30)	47.60	(3)	52.74
Nonvested at December 31, 2017	489	$47.63	260	$53.36
Granted	137	84.94	133	88.65
Vested	(154)	55.14	(58)	81.15
Forfeited	(13)	65.39	—	—
Nonvested at December 31, 2018	459	$55.75	335	$56.42